Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 1,278	$ 1,263
Accumulated depreciation	829	693
Carrying amount	449	570
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	767	754
Accumulated depreciation	565	535
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	197	196
Accumulated depreciation	79	55
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	178	177
Accumulated depreciation	126	57
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Cost	136	136
Accumulated depreciation	$ 59	$ 46